SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

The accompanying consolidated financial statements have been prepared assuming that the Group will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Group’s ability to generate cash flows from operations, and the Group’s ability to arrange adequate financing arrangements, to support its working capital requirements.

Going concern

Going concern

The Group has been incurring losses from operations since its inception. Accumulated deficits amounted to RMB 3,809,516 and RMB 4,378,690 as of September 30, 2020 and 2021, respectively. Net cash used in operating activities were RMB 88,189 and RMB 109,661 for the years ended September 30, 2019 and 2021, respectively, while the Group generated cash of RMB 54,841 from operating activities for the year ended September 30,2020. As of September 30, 2020 and 2021, current liabilities exceeded current assets by RMB 1,758,736 and RMB 2,170,955, respectively.

In addition, the Group’s operations have been affected by the outbreak and spread of the coronavirus disease 2019 (COVID-19), which in March 2020, was declared a pandemic by the World Health Organization. The COVID-19 outbreak is causing lockdowns, travel restrictions, and closures of businesses. The Group’s businesses have been negatively impacted by the COVID-19 coronavirus outbreak to a certain extent.

Due to the outbreak of COVID-19, in early February 2020, the Chinese government required the nationwide closure of many business activities in the PRC to prevent the spread of COVID-19 and protect public health. During this period, the Group adopted a defensive strategy after a prudent assessment of the broader macroeconomic downturn by consolidating internal resources, further improving operating efficiencies and focusing on asset quality improvement rather than aggressive expansion. During the year ended September 30, 2020 and 2021, the average month-end occupancy rate and the rental spread margin before discount for rental prepayments decreased as compared to fiscal year 2019 mainly due to the impact of COVID-19.

These factors raise substantial doubt about the Group’s ability to continue as a going concern. The financial statements do not include any adjustments that might be necessary if the Group is unable to continue as a going concern.

The Group intends to meet the cash requirements for the next 12 months from the issuance date of this report through a combination of bank loans, issuance of convertible notes, principal shareholder’s financial support. The Group will focus on the following activities:

•

In July 2020, the Group has executed a convertible note and warrant purchase agreement with two investors (Note 9) to raise proceeds up to $100 million . By the date of this report, the Group issued the 21 instalments of Notes and raised proceeds aggregating $43,665 (equivalent to RMB 290,155) from the investors. No issuance cost were incurred. For the years ended September 30, 2020 and 2021, the Group raised proceeds of RMB 163,565 and RMB 113,236, respectively. The Group can raise additional proceeds of $49,103 by issuance of convertible bonds to the investors; and

•

In January 2022, a principal shareholder of the Group, has agreed to consider to provide necessary financial support in the form of debt and/or equity, to the Group to enable the Group to meet its other liabilities and commitments as they become due for at least twelve months from the issuance date of this consolidated financial statements.

However, future financing requirements will depend on many factors, including the scale and pace of the expansion of the Group’s apartment network, efficiency in apartment operation, including apartment renovation and pricing, the expansion of the Group’s sales and marketing activities, and potential investments in, or acquisitions of, businesses or technologies. Inability to access financing on favourable terms in a timely manner or at all would materially and adversely affect the Group’s business, results of operations, financial condition, and growth prospects.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Group, its subsidiaries and consolidated variable interest entity and its subsidiaries. All intercompany transactions and balances are eliminated on consolidation.

To comply with the PRC law and regulations which restrict foreign ownership of companies that provide value-added telecommunication services in the PRC, Q&K Investment Consulting entered into VIE Agreements with Q&K E-Commerce and its respective shareholders through which the Group became the primary beneficiary of Q&K E-Commerce and its subsidiaries.

The following is a summary of the key VIE Agreements:

Shareholder Voting Proxy Agreement

Q&K Investment Consulting, Q&K E-Commerce and the shareholders of Q&K E-Commerce entered into a shareholder voting proxy agreement on April 21, 2015. Pursuant to the voting proxy agreement, each shareholder of Q&K E-Commerce irrevocably authorizes any person(s) designated by Q&K Investment Consulting to act as his or her attorney-in-fact to exercise all of such shareholder’s voting and other rights associated with the shareholder’s equity interest in Q&K E-Commerce, such as the right to appoint or remove directors, supervisors and officers, as well as the right to sell, transfer, pledge and dispose of all or a portion of the shares held by such shareholder. The shareholder voting proxy agreement will remain in force unless Q&K Investment Consulting gives out any instruction in writing or otherwise.

Spousal Consent Letters

The spouse of one shareholder of the VIE who holds 10.47% equity interest in Q&K E-Commerce signed a spousal consent letter on April 14, 2015. Under the spousal consent letter, the signing spouse unconditionally and irrevocably agreed, respectively, that she was aware of the disposal of Q&K E-Commerce shares held by the shareholder in the abovementioned exclusive option agreement, equity pledge agreement, shareholder voting proxy agreement and power of attorney. The signing spouse confirmed not having any interest in the Q&K E-Commerce shares and committed not to impose any adverse assertions upon those shares. The signing spouse further confirmed that her consent and approval are not needed for any amendment or termination of the abovementioned agreements and committed that she shall take all necessary measures needed for the performance of those agreements.

Exclusive Technology Service Agreement

Q&K Investment Consulting and Q&K E-Commerce entered into an exclusive technology service agreement on April 21, 2015. Pursuant to this agreement, Q&K Investment Consulting or its designated party has the exclusive right to provide Q&K E-Commerce with consulting, software and technology services. Without Q&K Investment Consulting’s prior written consent, Q&K E-Commerce shall not accept any technical support and services covered by this agreement from any third party. Q&K E-Commerce agrees to pay service fees equivalent to no less than 100% of its annual net profit. Q&K E-Commerce also agrees to pay service fees for any specific technology service and consultation service rendered by Q&K Investment Consulting at Q&K E-Commerce’s request from time to time. Q&K Investment Consulting owns the intellectual property rights arising out of the provisions of services under this agreement. Unless terminated mutually, this agreement will remain effective for twenty years. This agreement will be automatically renewed for another ten years, unless there is any written objection rendered third days prior to its expiry.

Exclusive Option Agreement

Q&K Investment Consulting, Q&K E-Commerce and the shareholders of Q&K E-Commerce entered into an exclusive option agreement in 2015. Pursuant to the exclusive option agreement, Q&K E-Commerce and its shareholders have irrevocably granted Q&K Investment Consulting or any third party designated by Q&K Investment Consulting an exclusive option to purchase all or part of their respective equity interests in Q&K E-Commerce. The purchase price shall be the lower of (i) the amount that the shareholders contributed to Q&K E-Commerce as registered capital for the equity interests to be purchased, or (ii) the lowest price permitted by applicable PRC law. The shareholders of Q&K E-Commerce irrevocably agree that if such price is lower than what is allowed by PRC law, the purchase price should be equal to the lowest price allowed by PRC law. Q&K E-Commerce or its shareholders will repay Q&K Investment Consulting or any third party designated by Q&K Investment Consulting the purchase price within ten business days after Q&K E-Commerce or its shareholders receives such purchase price. In addition, Q&K E-Commerce granted Q&K Investment Consulting an exclusive option to purchase, or have its designated entity or person, to purchase, at its discretion, to the extent permitted under PRC law, all or part of Q&K E-Commerce’s assets at the net book value of the transferred assets, or the lowest price permitted by applicable PRC law if the latter is higher than the relevant net book value.

Q&K Investment Consulting may transfer any of its rights or obligations under this agreement to a third party after notifying Q&K E-Commerce and its shareholders. Without Q&K Investment Consulting’s prior written consent, the shareholders of Q&K E-Commerce shall not, among other things, amend its articles of association, increase or decrease the registered capital, sell, dispose of or set any encumbrance on its assets, business or revenue outside the ordinary course of business, enter into any material contract, merge with any other persons or make any investments, distribute dividends, or enter into any transactions which have material adverse effects on its business. The shareholders of Q&K E-Commerce also undertake that they will not transfer, pledge, or otherwise dispose of their equity interests in Q&K E-Commerce to any third party or create or allow any encumbrance on their equity interests. This agreement will remain effective until Q&K Investment Consulting or any third party designated by Q&K Investment Consulting has acquired all equity interest of Q&K E-Commerce from its shareholders.

Equity Pledge Agreement

Q&K Investment Consulting, Q&K E-Commerce and the shareholders of Q&K E-Commerce entered into an equity pledge agreement on April 21, 2015. Pursuant to the equity pledge agreement, each shareholder of Q&K E-Commerce has pledged all of its equity interest in Q&K E-Commerce to Q&K Investment Consulting to guarantee the performance by such shareholder and Q&K E-Commerce of their respective obligations under the exclusive technology service agreement, shareholder voting proxy agreements, and exclusive option agreement as well as their respective liabilities arising from any breach. If Q&K E-Commerce or any of its shareholders breaches any obligations under these agreements, Q&K Investment Consulting, as pledgee, will be entitled to dispose of the pledged equity and have priority to be compensated by the proceeds from the disposal of the pledged equity. Each of the shareholders of Q&K E-Commerce agrees that before its obligations under the contractual arrangements are discharged, he or she will not dispose of the pledged equity interests, create or allow any encumbrance on the pledged equity interests, or take any action which may result in any change of the pledged equity that may have material adverse effects on the pledgee’s rights under this agreement without the prior written consent of Q&K Investment Consulting. The equity pledge agreement will remain effective until Q&K E-Commerce and its shareholders discharge all their obligations under the contractual arrangements. The Group has completed the registration of the equity pledge with the relevant office of the Administration for Industry and Commerce in accordance with PRC Property Rights Law on April 30, 2015.

The Group believes that the contractual arrangements with the VIE are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Group’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	revoke the business and operating licenses of the Group’s PRC subsidiaries and VIE;
•	discontinue or restrict the operations of any related-party transactions between the Group’s PRC subsidiaries and VIE;
•	limit the Group’s business expansion in China by way of entering into contractual arrangements;
•	impose fines or other requirements with which the Group’s PRC subsidiaries and VIE may not be able to comply;
•	require the Group or the Group’s PRC subsidiaries or VIE to restructure the relevant ownership structure or operations; or
•	restrict or prohibit the Group’s use of the proceeds of the additional public offering to finance the Group’s business and operations in China.

The imposition of any of these penalties may result in a material adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIE or the right to receive their economic benefits, the Group would no longer be able to consolidate the financial results of the VIE.

The following financial statement amounts and balances of the VIE and its subsidiaries were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	As of September 30,
	2020	2021
	RMB	RMB	USD
ASSETS
Cash and cash equivalents	15,227	10,982	1,704
Restricted cash	8,887	2,893	449
Accounts receivable, net	1,943	370	57
Amounts due from related parties	168	—	—
Prepaid rent and deposit	51,281	571	89
Advances to suppliers	32,122	5,323	826
Other current assets	44,400	97,978	15,206
Property and equipment, net	358,022	38,940	6,043
Intangible assets, net	222,123	539	84
Land use rights, net	10,448	—	—
Other assets	57,024	108	17
Total assets	801,645	157,704	24,475

LIABILITIES
Accounts payable	294,469	281,458	43,682
Amounts due to related parties	6,594	—	—
Deferred revenue	152,619	1,125	175
Short-term debt	540,808	256,773	39,851
Rental instalment loans	54,505	33	5
Deposits from tenants	82,191	1,422	221
Accrued expenses and other current liabilities	427,109	875,572	135,887
Long-term debt	464,920	201,041	31,201
Long-term deferred rent	212,054	—	—
Total liabilities	2,235,269	1,617,424	251,022

	For the years ended September 30,
	2019	2020	2021
	RMB	RMB	RMB	USD
Net revenues	1,233,770	965,093	173,921	26,992
Net loss	(177,738)	(1,491,565)	(375,470)	(58,272)

	For the years ended September 30,
	2019	2020	2021
	RMB	RMB	RMB	USD
Net cash provided by (used in) operating activities	393,847	72,293	(108,705)	(16,871)
Net cash used in investing activities	(713,653)	(99,172)	—	—
Net cash provided by (used in) financing activities	392,388	(95,948)	98,466	15,282

The consolidated VIE and VIE’s subsidiaries contributed 100%, 80% and 17% of the Group’s consolidated revenues for the years ended September 30, 2019, 2020 and 2021. As of September 30, 2020 and 2021, the consolidated VIE and VIE’s subsidiaries accounted for an aggregate of 94% and 42%, respectively, of the Group’s consolidated total assets, and 79% and 57%, respectively, of the Group’s consolidated total liabilities.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Group or its subsidiaries to provide financial support to the VIE. However, if the VIE were ever to need financial support, the Group may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE through loans to the shareholders of the VIE.

There are no assets held in the VIE and its subsidiaries that can be used only to settle obligations of the VIE and its subsidiaries, except for registered capital and the PRC statutory reserves. As the VIE and its subsidiaries are incorporated as a limited liability company under the PRC Company Law, creditors of the VIE do not have recourse to the general credit of the Group for any of the liabilities of the VIE. Relevant PRC laws and regulations restrict the VIE from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Group in the form of loans and advances or cash dividends. Please refer to Note 14 for disclosure of restricted net assets.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ materially from those estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s consolidated financial statements include the useful lives and impairment of property and equipment and intangible assets, valuation allowance of deferred tax assets, share-based compensation, contingent earn-out liabilities, fair value of the convertible note without the warrants and the warrants themselves, and valuation of considerations paid for asset acquisition and valuation of assets acquired from asset acquisition.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use that which have original maturities of three months or less when purchased.

Restricted cash

Restricted cash

Restricted cash mainly represents the Group’s deposits to the bank as a form of security with respect to the Group’s debt and tenants’ repayment of rental instalment loans. The cash held as deposits in the bank are not available to fund the general liquidity needs of the Group.

Accounts receivable

Accounts receivable

Accounts receivable mainly consist of rental receivables, which are recognized and carried at the original invoice amount less an allowance for doubtful accounts. The Group establishes an allowance for doubtful accounts primarily based on the credit risk of specific customers. In evaluating the credit risk of specific customers, the Group considers several factors, including the age of the balance, the customers’ payment history and their current credit worthiness, and current economic trends. For the years ended September 30, 2019, 2020 and 2021, the Group wrote off doubtful accounts of RMB nil, RMB nil and RMB 19,463, respectively.

Property and equipment, net

Property and equipment, net

Property and equipment, net are stated at cost less accumulated depreciation and impairment losses. The renovations and interest cost incurred during construction are capitalized. Depreciation of property and equipment is provided using the straight-line method over their expected useful lives. The expected useful lives are as follows:

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Buildings	45 years
Furniture, fixtures and equipment	5-8years
Motor vehicles	8 years

Construction in progress represents leasehold improvements under construction or being installed and is stated at cost. Cost comprises original cost of property and equipment, installation, construction and other direct costs. Construction in progress is transferred to leasehold improvements and depreciation commences when the asset is ready for its intended use.

Expenditures for repairs and maintenance are expensed as incurred. Gain or loss on disposal of property and equipment, if any, is recognized in the consolidated statements of comprehensive loss as the difference between the net sales proceeds and the carrying amount of the underlying asset.

Capitalization of interest

Capitalization of interest

Interest cost incurred on funds used to construct leasehold improvements during the active construction period is capitalized. The interest capitalized is determined by applying the borrowing interest rate to the average amount of accumulated capital expenditures for the assets under construction during the period. Total interest expenses incurred were RMB 113,917, RMB 134,092 and RMB 127,377 for the years ended September 30, 2019, 2020 and 2021, respectively, out of which the capitalized amount were RMB19,542, nil and nil, respectively.

Intangible assets, net

Intangible assets, net

On July 22, 2020, the Group entered into a series of asset purchase agreements with Great Alliance Coliving Limited. and its affiliates (“Beautiful House”) to acquire assets, including approximately 72,000 apartment rental contracts with leasehold improvements attached to them, and trademarks of Beautiful House. In addition, the Group also assumed liabilities associated with acquired assets. The Group accounted for the acquisition as an asset acquisition because the Group did not acquire substantive process from Beautiful House.

The total consideration, after deducting the liabilities assumed in the asset acquisition, was allocated to identified apartment rental contracts and trademarks on the basis of their relative fair value. See Note 8.

Purchased intangible assets are mainly comprised of software.

Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Apartment rental contracts	Shorter of the lease term or 8 years
Trademarks	8 years
Software	10 years

Land use rights

Land use rights

Land use rights, which are all located in the PRC, are recorded at cost and amortized on a straight-line basis over the remaining term of the land certificates, which is between 30 to 50 years. Amortization expense of land use rights for the years ended September 30, 2019, 2020 and 2021 amounted to RMB 286, RMB 286 and RMB 286, respectively.

Impairment of long-lived assets

Impairment of long-lived assets

The Group evaluates its long-lived assets and finite lived intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss equal to the difference between the carrying amount and fair value of these assets.

For the year ended September 30, 2019 and 2020, the Group recognized impairment losses of RMB 46,213 and RMB 846,766 against certain apartments due to the continued underperformance relative to the projected operating results. For the year ended September 30, 2021, the Group recognized impairment losses of RMB 199,575 against leasehold improvements and furniture, fixtures and equipment used in apartments under capital lease and other financing arrangements. The Group expected it would not receive any cash flow from these property and equipment, as the Group terminated cooperation with the rental service company and no longer received fee income during the year (See Capital lease and other financing arrangement).

Capital lease and other financing arrangement

Capital lease and other financing arrangement

Leases of leasehold improvements or furniture, fixtures and equipment that transfer to the Group substantially all of the risks and rewards of ownership by the end of the lease term are classified as capital leases. The leasehold improvements and liability are measured initially at an amount equal to the lower of their fair value or the present value of the minimum lease payments. Subsequent to initial recognition, the assets are accounted for in accordance with the accounting policy applicable to that asset.

Minimum lease payments made under capital leases are apportioned between the finance expense and the reduction of the outstanding lease liability. The finance expense is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the lease liability.

The Group started to cooperate with a rental service company to source and renovate apartments since August 2018. For certain identified newly sourced apartments, the rental service company reimburses the Group for costs incurred for the renovation. The Group then makes payments to the rental service company in instalments equal to the reimbursed renovation costs plus interest and tax over a period of five years. At the end of the five-year period, the ownership of the renovation will be transferred to the Group. The Group accounts for this arrangement with the rental service company as a capital lease.

As of September 30, 2020, the Group had capital lease payable of RMB 73,430. The leasehold improvements or furniture, fixtures and equipment used in apartments obtained under such capital lease arrangements are with aggregate initial value of RMB 136,146 and carrying value of RMB 50,432 as of September 30, 2020.

Under the same arrangement above, the Group also sells leasehold improvements and furniture, fixtures and equipment of certain existing apartments to the rental service company at carrying value and simultaneously leases them back. Such transaction fails sales and lease-back accounting and is accounted for as a financing arrangement. The proceeds received from the rental service company are reported as other financing arrangement payable. As of September 30, 2020, the Group has RMB 371,124 other financing arrangement payable. The underlying leasehold improvements and furniture, fixtures and equipment are with aggregate initial value of RMB374,609 and carrying value of RMB138,764 as of September 30, 2020.

During the year ended September 30, 2021, the Group terminated cooperation with the rental service company, and the Group reclassified the capital lease payable and other financing payable to the account of “Accrued expenses and other current liabilities”. Because the underlying leasehold improvements or furniture, fixtures and equipment used in apartments did not provide future cash flows for the Group, the Group provided full impairment against these leasehold improvements or furniture, fixtures and equipment. As of September 30, 2021, the Group had no outstanding balances of capital lease payable or other financing arrangement payable.

Lease accounting with tenants

Lease accounting with tenants

The Group sources apartments from landlords and converts them into standardized furnished rooms to lease to tenants seeking affordance residences in China. Revenues are primarily derived from the lease payments from its tenants and are recorded net of tax.

The Group typically enters into 12 to 26-month leases with tenants and a majority of which have a lock-in period of 12 months or longer. The lock-in period represents the term during which termination will result in the forfeiture of deposit, which is typically 1 or 2 months’ rent. The Group determines that the lock-in period is the lease term under ASC 840. Upon termination of leases, the Group returns unused portions of any prepaid rentals to the tenant within a prescribed period of time. Deposit can only be returned for termination after lock-in period. Monthly rent is fixed throughout the lease term and there is no rent-free period or rent escalations during the period. The Group determines all lease arrangements with tenants are operating leases since the benefits and risks incidental to ownership remains with the Group. Revenue is recognized on a straight-line basis starting from the commencement date stated in the lease agreements.

In April 2020, the Group started to modify arrangements with a rental service company (See Capital lease and other financing arrangement) for apartments in certain cities. For some apartments under this arrangement, the Group no longer leases in apartments from the rental service company or enters into new lease-out agreements with tenants. Instead, the Group transferred existing leases with tenants to the rental service company. The rental service company maintains the lease-in agreements with the landlords of the apartments, collects rental from the tenants directly and enters into lease-out agreements with new tenants directly. The Group and a third-party contractor are engaged by the rental service company to manage these apartments. Pursuant to this arrangement, the Group is responsible for supervising the third-party contractor including in its identification of potential tenants and daily operation, and receives fee income equals to the rental income from tenants minus the rental fee to landlords. For each of these apartments, if the rental collected from the tenants is less than the rental paid to the landlords, the Group is required to pay the rental service company this difference. As of September 30, 2020, the Group had transferred 25,375 of its rental units contracted and managed these rental units under this modified arrangement. Referring to ASC 840-10-15-6(a), the Group determines that it leases-in apartments from the rental service company, and leased-out apartment to tenants through the rental service company, because the Group has the ability and right to operate the apartments while obtaining more than a minor amount of the output of the apartments. The lease term ranged between 12 and 26 months, and a majority of which have a lock-in period of 12 months or longer. Monthly rent with tenants is fixed throughout the lease term and there is no rent-free period or rent escalations during the period. The Group determines all lease arrangements with tenants are operating leases since the benefits and risks incidental to ownership remains with the Group. Revenue is recognized on a straight-line basis starting from the commencement date stated in the lease agreements. As of September 30, 2020, the cost for leasehold improvements and furniture, fixtures and equipment used in apartments were RMB 449,637 and RMB 212,483, respectively, the accumulated depreciation was RMB 146,402 and RMB 49,861, respectively and the impairment losses was RMB 132,972 and RMB 90,312, respectively.

In December 2020 through August 2021, the Group terminated the arrangements with the rental service company. As of September 30, 2021, the Group did not provide supervision services over the third-party contractor and did not receive fee income from the rental service company. Accordingly the Group ceased recognition of lease income upon termination of the arrangements. In the meantime, the Group provided full impairment of RMB 199,575 against underlying leasehold improvements and furniture, fixtures and equipment used in apartments.

Rental incentives

Tenants who prepay rent are entitled to rental discounts. Tenants who prepay rent of at least the first six months of the lease term can enjoy a 5% rental discount, and tenants who prepay at least the first twelve months of lease term rental can enjoy a10% rental discount (subject to a RMB200 limit per month). Such incentives are only applicable during the lock-in period. The Group considers the rental discounts as a lease incentive and records it as a reduction in revenue on a straight line basis over the lease term. The Group recorded RMB 72,367, RMB 12,921 and RMB 5,695 of rental incentives for the years ended September 30, 2019, 2020 and 2021, respectively.

Rental instalment loan arrangement

In order to encourage tenants to make advance payments, the Group cooperates with various financial institution partners to facilitate rental instalment loans for its tenants, who apply for rental instalment loans directly with these financial institutions. The financial institutions approve or decline the rental instalment loans based on the tenants credit profile, and approval of the rental instalment loans are not guaranteed to the tenants at lease inception. If the loans are approved by the financial institution partners, the proceeds, which represent the total rental payments for the period covered under the lease agreement, are remitted to the Group by way of the tenant’s entrustment loan. The proceeds would then be applied to the tenants’ rental payments on monthly basis. The Group records the entire prepayment as rental instalment loans. Tenants repay the loan principal in monthly instalments directly to the financial institutions which equals to the monthly rental payment. The Group pays instalment loan interests on behalf of the tenants and recognizes such payments as interest expense in the consolidated statements of comprehensive loss.

The Group also provides guarantee to these financial institutions with respect to the tenants’ repayment of the loans. In the event that the tenants default on the repayment or early terminate the lease agreements, the Group must return the remaining prepayments to the financial institutions within a prescribed period of time. Under the rental instalment loan scheme, the Group has full control of the entire instalment loan proceeds and the security deposits collected from the tenants at lease inception are usually sufficient to cover for the delinquent payments from default. As such, the Group determines that guarantee liability to be nil for the years ended September 30, 2019, 2020 and 2021. The Group did not enter into new rental instalment loan arrangements from April 2021.

Impact on cash flows

For rental instalment loans received directly from financial institutions, the Group determines the substance of the arrangement as akin to a debt from its tenants, and as such, this portion was classified as a cash inflow from financing activities within the Group’s consolidated statements of cash flows. During the lease term, constructive receipts and disbursements are recognized on a monthly basis by recognizing the repayment of rental instalment loans as a financing cash outflow and the receipt of monthly rental income as an operating cash inflow.

Rental prepayments received directly from tenants were recorded as deferred revenue in the consolidated balance sheets and classified as a cash inflow from operating activities.

Lease accounting with landlords

Lease accounting with landlords

The Group leases apartments from landlords usually for a period of five to six years which may be extended for an additional three or two years at the discretion of the landlords. Since all the benefits and risks incidental to ownership remains with the landlord, the Group determines that these arrangements are operating leases. The Group typically negotiates a rent-free period of 90-120days and locks in a fixed rent for the first three years and approximately 5% annual, non-compounding increase for the rest of the lease period. As such, typically all leases with landlords contain rent holidays and fixed escalations of rental payments during the lease term. The Group determines the lease term under ASC 840 to include the years that can be early terminated by the landlords. The Group records total lease expense on a straight-line basis over the lease term and the difference between the straight-line lease expense and cash payments under the lease is recorded as deferred rent on the consolidated balance sheets.

In December 2020 through August 2021, the Group terminated the arrangements with the rental service company. Accordingly the Group early terminated lease agreements with landlords. Upon termination, the deferred rent was accelerated in recognition as a reduction against rental expenses of RMB 100,962.

As of September 30, 2020 and 2021, deferred rent of RMB 2,503 and RMB nil were recorded in accrued expenses and other current liabilities and RMB 212,054 and RMB nil were recorded as long-term deferred rent, respectively.

Rental expense to the landlords recorded in consolidated statements of comprehensive losses were RMB1,003,572, RMB 813,773 and RMB 642,354 for the years ended September 30, 2019, 2020 and 2021, respectively.

Value-added services and others

Value-added services and others

The Group adopted ASC 606, Revenue from Contracts with Customers (“ASC 606”) on October 1, 2019, using the modified retrospective approach. ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied.

The Group has assessed the impact of the guidance by reviewing its existing customer contracts and current accounting policies and practices to identify differences that will result from applying the new requirements, including the evaluation of its performance obligations, transaction price, customer payments, transfer of control and principal versus agent considerations. Based on the assessment, the Group concluded that there was no change to the timing and pattern of revenue recognition for its current revenue streams in scope of ASC 605 and therefore there was no material changes.

In accordance with ASC 606, revenues are recognized when control of the promised services is transferred to customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those products. The Group also evaluates whether it is appropriate to record the gross amount of product sales. When the Group is a principal, that the Group obtains control of the specified goods before they are transferred to the customers, the revenues should be recognized in the gross amount of consideration to which it expects to be entitled to in exchange for the specified goods transferred. Revenues are recorded net of value-added taxes.

For the years ended September 30, 2020 and 2021, the Group generated revenues from provision of value-added services. Value-added services and others primarily consist of fees received from the tenants from the Group’s provision of internet connection and utility services as part of the lease agreement.

The service fees from tenants are fixed in the agreements and is collected on a monthly basis. The Croup recognized on a monthly basis during the period of the lease term. The service fees are recognized on a gross basis as the Group is the primary obligor in provision of such services and has discretion in establishing transaction prices.

Pre-operation expenses

Pre-operation expenses

The Group expenses certain costs incurred in connection with apartment pre-operation activities, mainly including rental expenses and sourcing staff costs incurred before an apartment is ready for lease.

Selling and marketing expenses

Selling and marketing expenses

Sales and marketing expenses consist primarily of online and offline marketing expenses, promotion expenses, staff costs of sales personnel and other related incidental expenses that are incurred indirectly to attract or retain tenants for the Group. Advertising expenses incurred were RMB39,583, RMB 10,773 and RMB nil for the years end September 30, 2019, 2020 and 2021, respectively.

Research and development expenses

Research and development expenses

Research and development expenses include payroll expenses, employee benefits, and other headcount-related expenses associated with platform development and big data analysis to support the Group’s business operations.

Employee benefit expenses

Employee benefit expenses

As stipulated by the regulations of the PRC, full-time employees of the Group are entitled to various government statutory employee benefit plans, including medical insurance, maternity insurance, workplace injury insurance, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to make contributions to the plan and accrues for these benefits based on certain percentages of the qualified employees’ salaries. The total expenses the Group incurred for the plan were RMB20,051, RMB 18,283 and RMB 3,383 for the years ended September 30, 2019, 2020 and 2021, respectively.

PRC value-added taxes and related taxes

PRC value-added taxes and related taxes

The Group is subject to value-added taxes at the rate of 6%, 9% and 13%, education surtax and urban maintenance and construction tax, on the services provided in the PRC. Education surtax and urban maintenance and construction tax are primarily levied based on revenue at applicable rates and are recorded as a reduction of revenues.

Income taxes

Income taxes

Current income taxes are provided on the basis of profit before income tax for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. The Group follows the asset and liability method of accounting for income taxes.

Deferred income taxes are provided using assets and liabilities method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

Deferred tax assets are recognized to the extent that these assets are more likely than not to be realized. In making such determination, the management considers all positive and negative evidence, including future reversals of projected future taxable income and results of recent operation.

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheet and under other expenses in its consolidated statement of comprehensive loss. As of September 30, 2020 and 2021, the Group did not have any significant unrecognized uncertain tax positions.

Treasury shares

Treasury shares

The Group accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account on the consolidated balance sheets. At retirement of the treasury shares, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in capital (up to the amount credited to the additional paid-in capital upon original issuance of the shares) and retained earnings. For the year ended September 30, 2020, the Group repurchased 77,250,000 ordinary shares from certain major investors in the IPO, through cash payment of RMB 248,859 and issuance of convertible notes of RMB 49,251 (equivalent to $7,232). For the year ended September 30, 2021, the Group issued 77,250,000 treasury shares as debt extinguishment costs, to one creditor who made loans to the Group.

For the year ended September 30, 2021, the Group issued 77,100,000 treasury shares and repurchase the same amount of treasury shares which were used as a pledge with SHRB.

As of September 30, 2020 and 2021, the Group had treasury shares account of 77,250,000 and 77,100,000 ordinary shares with total balance of RMB 298,110 and RMB 5.

Foreign currency translation

Foreign currency translation

The reporting currency of the Group is the Renminbi (“RMB”). The functional currency of the Group’s entities incorporated in Cayman Islands, the United States and Hong Kong is the United States dollar (“US dollar”) and the functional currency of the Group’s PRC subsidiaries is RMB. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into the functional currency at the applicable rates of exchange prevailing on the day transactions occurred. Transaction gains and losses are recognized in the consolidated statements of comprehensive loss.

The financial statements of the Group’s non PRC entities are translated from their respective functional currency into RMB. Assets and liabilities are translated into RMB at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive loss in the consolidated statements of comprehensive loss.

The financial records of the Group’s subsidiaries are maintained in local currencies, which are the functional currencies.

Convenience translation

Convenience translation

The Group’s business is primarily conducted in the PRC and all of the revenues are denominated in RMB. The financial statements of the Group are stated in RMB. Translations of balances in the consolidated balance sheet, and the related consolidated statements of comprehensive loss, shareholders’ equity and cash flows from RMB into US dollars as of and for the year ended September 30, 2021 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB 6.4434, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on September 30, 2020. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on September 30, 2021, or at any other rate.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash and, account receivables and amounts due from related parties.

All of the Group’s cash and cash equivalents and restricted cash are held with financial institutions that Group management believes to be high credit quality. The Group conducts credit evaluations on its tenants and generally require deposits from tenants as collateral. The Group periodically evaluates the creditworthiness of the existing tenants in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

Other risks

Other risks

The Group’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Group’s operations.

Coronavirus (“COVID-19”) Impact

The Group’s operations have been affected by the outbreak and spread of the coronavirus disease 2019(COVID-19), which in March 2020, was declared a pandemic by the World Health Organization. TheCOVID-19outbreak is causing lockdowns, travel restrictions, and closures of businesses. The Group’s businesses have been negatively impacted by theCOVID-19coronavirus outbreak to a certain extent.

Due to the outbreak of COVID-19, in early February 2020, the Chinese government required the nationwide closure of many business activities in the PRC to prevent the spread of COVID-19and protect public health. During this period, the Group adopted a defensive strategy after a prudent assessment of the broader macroeconomic downturn by consolidating internal resources, further improving operating efficiencies and focusing on asset quality improvement rather than aggressive expansion. During the year ended September 30, 2020 and 2021, the average month-end occupancy rate and the rental spread margin before discount for rental prepayments decreased as compared to fiscal year 2019 mainly due to the impact of COVID-19.

As of the filing date of the consolidated financial statements, the spread of COVID-19in China appears to have slowed down and most provinces and cities have resumed business activities under the guidance and support of the local government. However, based on the assessment of current economic environment, customer demand and revenue trend, and the negative impact from COVID-19 outbreak and spread, it appears that the Group’s revenue and operating cash flows may continue to underperform in the next 12 months. Further, a resurgence could further negatively affect both major business segments and impair their ability to regain pre-covid operating levels. As such, the future impact ofCOVID-19 is still highly uncertain and cannot be predicted as of the financial statement reporting date.

Fair value

Fair value

The Group defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group’s financial instruments include cash and cash equivalents, restricted cash, accounts receivable, amounts due from related parties, accounts payable, amounts due to related parties, short-term debt, rental instalment loans, deposits from tenants, other current liabilities, long-term debt, and convertible note.

The following table summarizes the fair value of the Group’s financial liabilities that are accounted for at fair value on a recurring basis, by level within the fair value hierarchy, as of September 30, 2020 and 2021:

			Fair Value Measurements at Reporting Date Using
	Description	Fair Value as of September 30 RMB	Quoted Prices in Active Markets for Identical Assets (Level 1) RMB	Significant Other Observable Inputs (Level 2) RMB	Significant Unobservable Inputs (Level 3) RMB	Total Gain for the Year Ended September 30, RMB
As of September 30, 2020	Contingent earn-out liabilities	—	—	—	—	97,417
As of September 30, 2021	Contingent liabilities for payable for asset acquisition	164,254	164,254	—	—	—

The Group recorded a gain from fair value change of contingent earn-out liabilities of RMB 97,417 for the year ended September 30, 2020. The gain from fair value change of contingent earn-out liabilities mainly relates to our contingent earn-out liabilities to series C, C-1 and C-2 preferred shareholders, which were waived in FY 2020 upon the completion of our initial public offering.

The fair value of contingent liabilities for payable for asset acquisition was referred to the market share price of the Group and the liabilities are classified in Level 1 of the valuation hierarchy. See Note 8 for contingent liabilities for payable for asset acquisition.

The Group determines the fair value with the help from third party professional valuation specialists, and the assumptions used in estimating fair value require significant judgment. The use of different assumptions and judgments could result in a materially different estimate of fair value. Key inputs in determining the fair value of the contingent earn-out liabilities include assumptions such as operating income, operating cost, number of new apartments acquired, probabilities of qualified IPO, etc., and changes in these assumptions would affect the number and value of future additional shares to be issued. Contingent earn-out liabilities are classified in Level 3 of the valuation hierarchy.

The following table presents the Group’s assets measured at fair value on a non-recurring basis for the years ended September 30, 2019, 2020 and 2021:

			Fair Value Measurements at Reporting Date Using
Years Ended September 30,	Description	Fair Value as of September 30 RMB	Quoted Prices in Active Markets for Identical Assets (Level 1) RMB	Significant Other Observable Inputs (Level 2) RMB	Significant Unobservable Inputs (Level 3) RMB	Total Loss for the Year Ended September 30, RMB
2019	Property and equipment	124,993	—	—	124,993	46,213
2020		93,635	—	—	93,635	313,354
2021		—	—	—	—	199,575
2020	Apartment rental agreements	134,452	—	—	134,452	425,341
2021		75,883	—	—	75,883	—
2020	Trademarks	86,900	—	—	86,900	108,071
2021		76,038	—	—	76,038	—

The property and equipment subject to impairment test represented leasehold improvements, and furniture, fixtures and equipment used in apartments. Fair value of the property and equipment was determined by the Group based on the income approach using the discounted cash flow associated with the underlying assets, which incorporated certain assumptions including projected rooms’ revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results. As a result, the Group has determined that the majority of the inputs used to value its property and equipment are unobservable inputs that fall within Level 3 of the fair value hierarchy. The revenue growth rate and the discount rate were the significant unobservable inputs used in the fair value measurement, which were 4% and 10% for the year ended September 30, 2019, and 3% and 11% for the year ended September 30, 2020, respectively. As of September 30, 2021, these property and equipment no longer generated cash flow for the Group, the Group recognizes full allowance against the property and equipment.

As a result of reduced expectations of future cash flows from certain leased apartments, the Group determined that the property and equipment was not fully recoverable and consequently recorded impairment charges of RMB46,213, RMB 313,354 and RMB 199,575 for the years ended September 30, 2019, 2020 and 2021, respectively.

The Group acquired from Great Alliance Coliving Limited. and its affiliates (“Beautiful House”) certain assets, including approximately 72,000apartment rental contracts and leasehold improvements attached to the apartments, and trademarks of Beautiful House. The Group determined the estimated fair values using Level 3 inputs after review and consideration of relevant information, which are unobservable inputs that fall within Level 3 of the fair value hierarchy.

•

The apartment rental agreements with both landlords and tenants were valued using the multiperiod excess earnings method, which incorporated certain assumptions including projected rooms’ revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results. The revenue growth rate and the discount rate were the significant unobservable inputs used in the fair value measurement, which were negative 12.5% and 19% for the year ended September 30, 2020, and

•

the trademarks were valued using the relief from royalty method, which incorporated certain assumptions including projected revenues contributed by trademarks, royalty savings and projected trends of operating results. The revenue growth rate and the discount rate were the significant unobservable inputs used in the fair value measurement, which were negative 10% and 19% for the year ended September 30, 2020.

As a result of reduced expectations of future cash flows from certain leased apartments, the Group determined that neither apartment rental contracts nor trademarks were fully recoverable and consequently recorded impairment charges of RMB425,341 and RMB 108,071, respectively, for the year ended September 30, 2020.

As of September 30, 2021, the Group reviewed the fair value of the apartment rental agreements and trademarks based on the income approach using the discounted cash flow associated with the underlying assets, which incorporated certain assumptions including projected rooms’ revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results. As a result, the Group has determined that the majority of the inputs used to value its apartment rental agreements and trademarks are unobservable inputs that fall within Level 3 of the fair value hierarchy. The revenue growth rate and the discount rate were the significant unobservable inputs used in the fair value measurement. The revenue growth rate for apartment rental agreements was 3%, as a result of increase of unit rental fee by 3%, and the discount rate was 11% for the year ended September 30, 2021, which met the profit projection target. The revenue growth rate and discount rate for trademarks were negative 8% and 11%. Because the fair value was higher than the carrying amount of the apartment rental agreements and trademarks, the Group did not recognize impairment against these intangible assets for the year ended September 30, 2021.

The financial instruments primarily including cash and cash equivalents, restricted cash, account receivables, amounts due from related parties, account payables, amounts due to related parties, short-term debt, rental instalment loans, deposits from tenants, other liabilities, are carried at cost which approximates their fair value due to the short-term nature of these instruments. The convertible note and long-term debt approximates their fair values, because the bearing interest rate approximates market interest rate, and market interest rates have not fluctuated significantly since the commencement of loan contracts signed.

Share-based compensation

Share-based compensation

The Group recognizes share-based compensation in the consolidated statements of comprehensive loss based on the fair value of equity awards on the date of the grant, with compensation expenses recognized over the period in which the grantee is required to provide service to the Group in exchange for the equity award. Vesting of certain equity awards are based on the completion of initial public offering (“IPO”) and has a continued employment provision for a period of time following the grant date. The share-based compensation expenses have been categorized as either general and administrative expenses, research and development expenses or selling and marketing expenses, depending on the job functions of the grantees. For the years ended September 30, 2019, 2020 and 2021, the Group recognized share-based compensation expenses of RMB 8,173, RMB 16,045 and RMB 15,806, respectively, in the consolidated statements of comprehensive loss.

Losses per share

Losses per share

Basic losses per share are computed by dividing net loss attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

The Group’s preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis. Accordingly, the Group uses the two-class method of computing earnings per share. For the years ended September 30, 2019, 2020 and 2021, two-class method was not applicable as the Group had a net loss while the preferred shares do not have contractual obligations to share in the losses of the Group.

Diluted loss per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Potential ordinary shares, including preferred shares, convertible notes, share options and warrants are excluded from the computation in income periods should their effects be anti-dilutive. The Group had convertible redeemable and non-redeemable preferred shares, share options, convertible notes and warrants, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted loss per share, the effect of the convertible redeemable and non-redeemable preferred shares, share options and warrants is computed using the two-class method or the as-if converted method, whichever is more dilutive.

Segment reporting

Segment reporting

The Group uses management approach to determine operation segment. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (‘‘CODM’’) for making decisions, allocation of resource and assessing performance.

The Group’s CODM has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. The Group operates and manages its business as a single operating segment.

The Group’s long-lived assets are all located in the PRC and all of the Group’s revenues are derived from within the PRC. Therefore, no geographical segments are presented.

Asset Acquistion

Asset acquisition

Referring to FASB ASC Topic 805-10-55-5, the Group applied two steps (including step 1, screen test and step 2, evaluation of process and input) in evaluating whether the acquisition is an asset acquisition or a business combination.

The Group measures and recognizes asset acquisitions that are not deemed to be business combinations based on the cost to acquire the assets, which includes transaction costs. Goodwill is not recognized in asset acquisitions, any excess consideration transferred over the fair value of the net assets acquired is allocated on a relative fair value basis to the identifiable net assets.

Recent accounting pronouncements

Recent accounting pronouncements

In February 2016, the FASB issued ASU2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2018, including final periods within those fiscal years. In transition, entities are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. In July 2018, the FASB issued ASU No. 2018-10Codification Improvements to Topic 842, Leases and ASU No. 2018-11, Leases (Topic 842), Targeted Improvements. ASU No. 2018-10affects narrow aspects of the guidance issued in the amendments in Update2016-02and ASU No. 2018-11allows for an additional optional transition method where comparative periods presented in the financial statements in the period of adoption will not be restated and instead, companies will recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. In November 2019, the FASB issued ASU2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates. ASU2019-10amends the effective dates for ASU2016-02. The Group is an EGC and expects to adopt ASU2016-02 utilizing the optional transition approach allowed under ASU2018-11 and apply the package of practical expedients beginning October 1, 2022. The Group expects material changes to its consolidated balance sheet to recognize right-of-use lease assets and related lease liabilities for operating leases. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.

In June 2016, the FASB issued ASU2016-13, Credit Losses, Measurement of Credit Losses on Financial Instruments. This ASU provides more useful information about expected credit losses to financial statement users and changes how entities will measure credit losses on financial instruments and timing of when such losses should be recognized. This ASU is effective for annual and interim periods beginning after December 15, 2019. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods therein. The updates should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). ASU2019-10amends the effective dates for ASU2016-13. The Group is an EGC and has elected to adopt the new standard as of the effective date applicable to non-issuers and will implement the new standard on October 1, 2023. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740)—Simplifying the Accounting for Income Taxes. ASU2019-12is intended to simplify accounting for income taxes. It removes certain exceptions to the general principles in Topic 740 and amends existing guidance to improve consistent application. ASU 2019-12 is effective for fiscal years beginning after December 15, 2020 and interim periods within those fiscal years, which is 2022 fiscal year for the Group, with early adoption permitted. The Group does not expect adoption of the new guidance to have a significant impact on its consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU also removes certain settlement conditions that are required for equity-linked contracts to qualify for scope exception, and it simplifies the diluted earnings per share calculation in certain areas. The Group continues to evaluate the impact of ASU 2020-06 on its financial position, results of operations or cash flows.

Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Group’s financial statements.